Net Loss Per Share Attributable to Common Stockholders (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Summary of Dilutive Securities Excluded from Computation of Diluted Net Loss Per Share Attributable to Common Stockholders

The following outstanding shares of potentially dilutive securities were excluded from the computation of the diluted net loss per share attributable to common stockholders for the periods presented because their effect would have been anti-dilutive:

	Nine Months Ended September 30,
	2019	2020
Convertible preferred stock on an as-converted basis	2,617,386	—
Unvested RSAs	8,407	4,204
Stock options to purchase common stock	1,498,377	1,927,428
Common stock warrants	3,310	—
Total	4,127,480	1,931,632

The following outstanding shares of potentially dilutive securities were excluded from the computation of the diluted net loss per share attributable to common stockholders for the periods presented because their effect would have been anti-dilutive:

	Year Ended December 31,
	2018	2019
Convertible preferred stock on an as-converted basis	2,617,386	2,617,386
Unvested RSAs	12,610	8,407
Stock options to purchase common stock	1,263,831	1,514,770
Common stock warrants	3,310	3,310
Total	3,897,137	4,143,873

Summary of Computation of the Unaudited Pro Forma Basic And Diluted Net Loss Per Share Attributable to Common Stockholders

The following table sets forth the computation of the unaudited pro forma basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share data):

Year Ended December 31,
2019
(unaudited)
Numerator:
Net loss	$(5,161)
Loss on remeasurement of grant liability	100
Net loss used in computing pro forma net loss per share attributable to common stockholders, basic and diluted	(5,061)
Denominator:
Weighted-average shares of common stock used in computing net loss per share attributable to common stockholders	3,566,849
Pro forma adjustment to reflect conversion of convertible preferred stock	2,617,386
Pro forma adjustment to reflect net exercise of common stock warrants	2,309
Weighted-average shares of common stock used in computing pro forma net loss per share attributable to common stockholders, basic and diluted	6,186,544
Pro forma net loss per share attributable to common stockholders, basic and diluted	$(0.82)